Intangible Assets (Projected Annual Amortization Expense for Intangible Assets) (Details) - USD ($) $ in Millions	Sep. 30, 2016	Sep. 30, 2015
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2017	$ 20.7
2018	19.9
2019	19.6
2020	19.4
2021	18.7
Thereafter	226.9
Total future amortization expense	$ 325.2	$ 338.2